Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2018
Trade and other current payables [abstract]
Accounts Payable and Accrued Liabilities

15. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Accounts payable and accrued liabilities consist of:

	December 31, 2018	December 31, 2017
Trade accounts payable(1)	$52,201	$47,138
Royalties payable	2,004	4,896
Other accounts payable and trade related accruals	32,896	29,690
Payroll and related benefits	26,817	29,329
Severance accruals	1,791	1,092
Other taxes payable	4,044	3,439
Other	11,990	24,114
	$131,743	$139,698

(1)	No interest is charged on the trade accounts payable ranging from 30 to 60 days from the invoice date. The Company has policies in place to ensure that all payables are paid within the credit terms.